Subsequent Events	3 Months Ended
Jun. 30, 2018
Subsequent Events [Abstract]
Subsequent Events

NOTE 10:- SUBSEQUENT EVENTS

On August 1, 2018, the Company’s board of directors elected to increase the employee stock option pool associated with corporation’s 2013 Share option Plan from 466,676 shares to 1,500,000 shares.

On August 10, 2018, the Company entered in to a common stock purchase agreement with Lincoln Park Capital (LPC) Fund, LLC of up to $20,000, subject to certain conditions. The term of the line is 3 years, and the Company paid a fee of $500. The Company, at its discretion may require LPC to purchase 117,000 of common stock at $4.50 per share within 30 days of the date of the agreement or prior to the submission of an S-1 registration statement, whichever is shorter. All subsequent LPC purchases will be after an effective S-1 registration statement is in place, and at prevailing market prices subject to certain discounts.

On August 13, 2018, the Company’s board of directors granted 927,000 nonqualified stock options to the elected officers, certain key employees, consultants, advisors and directors of this corporation under the corporation’s 2013 Share option Plan. The options have an exercise price of $4.25 per share and vest according to their board approved vesting schedule.